Commitments and contingencies (Detail Textuals) € in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2019 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Commitments And Contingencies [Line Items]
Unfinished product inventory			$ 218
Business and administration agreement with GVI
Commitments And Contingencies [Line Items]
Term of agreement	1 year
Amount committed to pay under the agreement, per month	$ 7
Amount committed to pay under the agreement, per year	$ 85
Bottom of range
Commitments And Contingencies [Line Items]
Unfinished product inventory | €				€ 400
Top of range
Commitments And Contingencies [Line Items]
Unfinished product inventory | €				€ 525
AGGRASTAT
Commitments And Contingencies [Line Items]
Unfinished product inventory			$ 150
Prexxartan | Exclusive License Agreement
Commitments And Contingencies [Line Items]
Term of agreement		7 years
Upfront payment		$ 100
Additional amount payable		$ 400